ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued marketing expansion expenses (1)	$ 1,927,232	$ 2,000,725
Accrued payroll and social insurance	808,054	1,068,421
Taxes payable	23,388	80,132
Other accrued expenses (2)	740,904	434,179
Contract liabilities	150,426
Total accrued expenses and other current liabilities	$ 3,650,004	$ 3,583,457